STOCKHOLDERS' EQUITY (Details) (RUB)	12 Months Ended				12 Months Ended																12 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2010	Dec. 31, 2013 Accumulated other comprehensive (income) / loss	Dec. 31, 2012 Accumulated other comprehensive (income) / loss	Dec. 31, 2011 Accumulated other comprehensive (income) / loss	Dec. 31, 2013 Currency translation adjustment	Dec. 31, 2012 Currency translation adjustment	Dec. 31, 2011 Currency translation adjustment	Dec. 31, 2013 Unrealized gains / (losses) on derivatives	Dec. 31, 2012 Unrealized gains / (losses) on derivatives	Dec. 31, 2011 Unrealized gains / (losses) on derivatives	Dec. 31, 2013 Unrecognized actuarial (gains) / losses	Dec. 31, 2012 Unrecognized actuarial (gains) / losses	Dec. 31, 2011 Unrecognized actuarial (gains) / losses	Dec. 31, 2011 Common stock	Dec. 31, 2013 Common stock	Dec. 31, 2012 Common stock	Dec. 31, 2010 Common stock	Dec. 31, 2011 Comstar-UTS	May 31, 2011 MGTS	Dec. 31, 2013 MGTS	Dec. 31, 2011 MGTS	Dec. 31, 2012 MGTS	Dec. 31, 2013 MGTS Common stock	Dec. 31, 2013 MGTS Preferred stock	Dec. 31, 2011 Other subsidiaries
Share capital
Increase in charter capital (in shares)																	73,087,424
Shares issued	2,066,413,562	2,066,413,562															2,066,413,562	2,066,413,562	2,066,413,562	1,993,326,138
Outstanding common shares excluding treasury shares	1,998,831,184	1,988,919,177
Shares in treasury stock	77,582,378	77,494,385
Number of shares per ADS (in shares)				2
Number of ADSs that have been repurchased (in shares)	33,997,667
Noncontrolling interest
Net income attributable to the Group	79,839,000,000	29,642,000,000	42,315,000,000
Transfers from the noncontrolling interest
Decrease in own equity due to acquisition of noncontrolling interest																					(1,262,000,000)			(9,780,000,000)				(22,000,000)
Increase in own equity resulted from exchange of MTS shares for noncontrolling interest			312,000,000														8,000,000				11,544,000,000
Increase in own equity due to exercise of put option			360,000,000																		360,000,000
Increase in own equity due to acquisition of own shares by MGTS		57,000,000
Net transfers from the noncontrolling interest		57,000,000	840,000,000
Net income attributable to the Group and transfers from the noncontrolling interest:	79,839,000,000	29,699,000,000	43,155,000,000
Accumulated other comprehensive loss balance, net of tax
Balance at beginning of period	(13,676,000,000)				13,676,000,000	11,766,000,000	14,210,000,000	13,224,000,000	11,203,000,000	13,257,000,000	(21,000,000)	234,000,000	450,000,000	473,000,000	329,000,000	503,000,000
Recognized in other comprehensive loss / (income)					1,354,000,000	1,910,000,000	(2,444,000,000)	2,975,000,000	2,021,000,000	(2,054,000,000)	(1,445,000,000)	(255,000,000)	(216,000,000)	(176,000,000)	144,000,000	(174,000,000)
Balance at end of period	(15,030,000,000)	(13,676,000,000)			15,030,000,000	13,676,000,000	11,766,000,000	16,199,000,000	13,224,000,000	11,203,000,000	(1,466,000,000)	(21,000,000)	234,000,000	297,000,000	473,000,000	329,000,000
Accumulated other comprehensive loss by components
Balance at beginning of period	(13,676,000,000)				13,676,000,000	11,766,000,000	14,210,000,000	13,224,000,000	11,203,000,000	13,257,000,000	(21,000,000)	234,000,000	450,000,000	473,000,000	329,000,000	503,000,000
Other comprehensive loss / (income)					5,796,000,000			6,657,000,000			(861,000,000)
Less: tax expense					172,000,000						172,000,000
Amounts reclassified to net income					(4,847,000,000)			(3,682,000,000)			(945,000,000)			(220,000,000)
Less: Tax expense					233,000,000						189,000,000			44,000,000
Net other comprehensive loss / (income)					1,354,000,000	1,910,000,000	(2,444,000,000)	2,975,000,000	2,021,000,000	(2,054,000,000)	(1,445,000,000)	(255,000,000)	(216,000,000)	(176,000,000)	144,000,000	(174,000,000)
Balance at end of period	(15,030,000,000)	(13,676,000,000)			15,030,000,000	13,676,000,000	11,766,000,000	16,199,000,000	13,224,000,000	11,203,000,000	(1,466,000,000)	(21,000,000)	234,000,000	297,000,000	473,000,000	329,000,000
Dividends
Dividend policy, minimum annual payments as a percentage of free cash flow	75.00%
Dividend policy, Maximum amount to be paid	40,000,000,000
Net income available for distribution as calculated under Russian statutory accounting regulations	55,999,000,000	42,949,000,000	54,129,000,000
Declared cash dividends
Dividends declared (including dividends on treasury shares of 1,538 and 1,140 and 1,127, respectively)	40,956,000,000	30,397,000,000	30,046,000,000
Dividends declared on treasury shares	1,538,000,000	1,140,000,000	1,127,000,000
Dividends, RUB per ADS (in rubles per unit)	39.64	29.42	29.08
Dividends, RUB per share (in rubles per unit)	19.82	14.71	14.54
Dividends payable	57,000,000	70,000,000																					48,600,000		63,800,000
MGTS' preferred stock
Preferred shares outstanding																							15,574,492		15,574,492
Shares repurchased																										82,891	391,358
Shares repurchased, value																							260,800,000
Percentage of net income as determined under Russian accounting regulations used in determining the guaranteed non-cumulative dividend rights on preferred shares																							10.00%
Percentage of preferred shareholders required for approval																							75.00%
Dividend on ordinary and preferred shares																						18,961,000,000